Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022		$ 3,918,469	$ 41,416,632	$ (25,926,069)	$ (215,620)	$ 19,193,412
Balance, shares at Dec. 31, 2022		391,846,880
Common shares issued in connection with debt conversion		$ 73,370	431,559			504,929
Common shares issued in connection with debt conversion, shares		7,337,248
Net Loss				(7,903,093)	(302,972)	(8,206,065)
Adoption of ASU 2020-06			(521,749)	312,426		(209,323)
Loss on extinguishment of PPM debt
Warrants issued with convertible notes			328,584			328,584
Balance at Dec. 31, 2023		$ 3,991,839	41,655,026	(33,516,736)	(518,592)	11,611,537
Balance, shares at Dec. 31, 2023		399,184,128
Common shares issued in connection with debt conversion		$ 81,060	564,374			645,434
Common shares issued in connection with debt conversion, shares		8,105,760
Net Loss				(4,523,932)	(255,527)	(4,779,459)
Balance at Dec. 31, 2024		$ 4,072,899	$ 42,219,400	$ (38,040,668)	$ (774,119)	$ 7,477,512
Balance, shares at Dec. 31, 2024		407,289,888